Columbia Dividend Opportunity Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.8%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	1,410,200	41,304,758
Verizon Communications, Inc.	644,200	28,492,966
Total		69,797,724
Media 1.3%
Comcast Corp., Class A	855,700	29,068,129
Total Communication Services		98,865,853
Consumer Discretionary 8.3%
Automobiles 0.8%
Ford Motor Co.	1,480,200	17,421,954
Distributors 1.1%
Genuine Parts Co.	164,900	22,975,517
Hotels, Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	109,900	22,742,706
McDonald’s Corp.	66,100	20,724,994
Starbucks Corp.	199,600	17,602,724
Total		61,070,424
Specialty Retail 3.6%
Best Buy Co., Inc.	193,700	14,264,068
Gap, Inc. (The)	1,044,100	22,980,641
Home Depot, Inc. (The)	103,000	41,897,310
Total		79,142,019
Total Consumer Discretionary		180,609,914
Consumer Staples 10.1%
Beverages 3.3%
Coca-Cola Co. (The)	522,800	36,067,972
PepsiCo, Inc.	234,300	34,828,695
Total		70,896,667
Consumer Staples Distribution & Retail 0.6%
Target Corp.	142,000	13,629,160
Food Products 1.1%
Bunge Global SA	166,200	13,997,364
ConAgra Foods, Inc.	545,000	10,425,850
Total		24,423,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Procter & Gamble Co. (The)	204,200	32,067,568
Tobacco 3.6%
Altria Group, Inc.	370,600	24,908,026
Philip Morris International, Inc.	320,900	53,632,017
Total		78,540,043
Total Consumer Staples		219,556,652
Energy 8.2%
Oil, Gas & Consumable Fuels 8.2%
Chevron Corp.	280,100	44,984,060
Coterra Energy, Inc.	422,700	10,330,788
Exxon Mobil Corp.	709,500	81,088,755
Kinder Morgan, Inc.	727,600	19,630,648
Valero Energy Corp.	155,500	23,637,555
Total		179,671,806
Total Energy		179,671,806
Financials 20.8%
Banks 11.0%
Bank of America Corp.	894,600	45,392,004
Citigroup, Inc.	373,800	36,097,866
JPMorgan Chase & Co.	264,000	79,574,880
Truist Financial Corp.	384,300	17,992,926
U.S. Bancorp	575,200	28,087,016
Wells Fargo & Co.	389,000	31,968,020
Total		239,112,712
Capital Markets 6.5%
Blackrock, Inc.	21,200	23,895,368
Blackstone, Inc.	103,600	17,757,040
CME Group, Inc.	94,000	25,051,940
Goldman Sachs Group, Inc. (The)	80,000	59,620,000
Invesco Ltd.	646,900	14,160,641
Total		140,484,989
Insurance 2.1%
American Financial Group, Inc.	169,500	23,028,270
MetLife, Inc.	285,300	23,212,008
Total		46,240,278

Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Starwood Property Trust, Inc.	1,338,400	27,129,368
Total Financials		452,967,347
Health Care 12.1%
Biotechnology 3.7%
AbbVie, Inc.	302,900	63,730,160
Amgen, Inc.	60,100	17,291,371
Total		81,021,531
Health Care Equipment & Supplies 1.3%
Medtronic PLC	304,000	28,214,240
Health Care Providers & Services 1.9%
CVS Health Corp.	318,500	23,298,275
UnitedHealth Group, Inc.	59,500	18,437,265
Total		41,735,540
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	275,300	12,988,654
Johnson & Johnson	290,500	51,467,885
Merck & Co., Inc.	429,600	36,137,952
Pfizer, Inc.	498,900	12,352,764
Total		112,947,255
Total Health Care		263,918,566
Industrials 8.7%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	58,400	26,608,792
RTX Corp.	207,600	32,925,360
Total		59,534,152
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	150,000	13,116,000
Building Products 0.6%
Johnson Controls International PLC	123,900	13,243,671
Ground Transportation 0.9%
Union Pacific Corp.	83,800	18,735,166
Industrial Conglomerates 1.4%
3M Co.	193,300	30,063,949
Machinery 1.8%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	166,800	16,676,664
Stanley Black & Decker, Inc.	290,100	21,551,529
Total		38,228,193
Passenger Airlines 0.7%
Southwest Airlines Co.	480,600	15,811,740
Total Industrials		188,732,871
Information Technology 10.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	864,700	59,742,123
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	484,200	32,455,926
IT Services 2.4%
International Business Machines Corp.	218,200	53,129,518
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	81,700	24,296,763
Microchip Technology, Inc.	148,200	9,633,000
Texas Instruments, Inc.	132,750	26,879,220
Total		60,808,983
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	667,900	15,074,503
Seagate Technology Holdings PLC	79,000	13,224,600
Total		28,299,103
Total Information Technology		234,435,653
Materials 2.3%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	228,100	12,853,435
Nutrien Ltd.	281,400	16,214,268
Total		29,067,703
Containers & Packaging 1.0%
International Paper Co.	411,200	20,428,416
Total Materials		49,496,119
Real Estate 3.9%
Health Care REITs 0.4%
Welltower, Inc.	54,200	9,120,776
Office REITs 0.8%
BXP, Inc.	232,700	16,873,077
Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.6%
Brixmor Property Group, Inc.	417,500	11,685,825
Simon Property Group, Inc.	122,900	22,203,114
Total		33,888,939
Specialized REITs 1.1%
Digital Realty Trust, Inc.	147,600	24,743,664
Total Real Estate		84,626,456
Utilities 5.1%
Electric Utilities 2.6%
NextEra Energy, Inc.	114,500	8,249,725
Southern Co. (The)	338,700	31,262,010
Xcel Energy, Inc.	236,000	17,084,040
Total		56,595,775
Gas Utilities 1.0%
UGI Corp.	649,200	22,488,288
Multi-Utilities 1.5%
DTE Energy Co.	149,000	20,360,850
Public Service Enterprise Group, Inc.	154,500	12,719,985
Total		33,080,835
Total Utilities		112,164,898
Total Common Stocks (Cost $1,366,021,311)		2,065,046,135

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.6%
Welltower OP LLC(a)
07/15/2029	3.125%	10,000,000	14,036,998
Total Convertible Bonds (Cost $10,000,000)			14,036,998

Convertible Preferred Stocks 3.5%
Issuer		Shares	Value ($)
Financials 1.3%
Capital Markets 0.8%
Ares Management Corp.	6.750%	295,700	16,312,309
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	150,800	10,822,501
Total Financials			27,134,810
Industrials 0.5%
Aerospace & Defense 0.5%
Boeing Co. (The)	6.000%	143,358	10,703,108
Total Industrials			10,703,108
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	205,000	12,246,700
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	7.625%	232,081	14,656,263
Total Information Technology			26,902,963
Utilities 0.5%
Electric Utilities 0.5%
Nextera Energy, Inc.	7.234%	240,000	10,887,104
Total Utilities			10,887,104
Total Convertible Preferred Stocks (Cost $63,643,286)			75,627,985

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	14,721,466	14,717,049
Total Money Market Funds (Cost $14,715,808)		14,717,049
Total Investments in Securities (Cost: $1,454,380,405)		2,169,428,167
Other Assets & Liabilities, Net		9,128,903
Net Assets		2,178,557,070

Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $14,036,998, which represents 0.64% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	15,689,889	57,766,542	(58,739,385)	3	14,717,049	238	208,011	14,721,466
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Dividend Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT140_05_R01_(10/25)